Accounts Receivable, Net	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

	As of March 31,
	2020	2021
	RMB	RMB
Accounts receivable	42,253	18,400
Allowance for doubtful accounts	(838)	(878)
Accounts receivable, net	41,415	17,522

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the movement of allowance for doubtful accounts was as follows:

	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	1,565	1,815	838
Additions for the year	250	524	50
Reversal for the year	-	(1,511)	-
Foreign currency translation difference	-	10	(10)
Balance at the end of year	1,815	838	878

As of March 31, 2020 and 2021, the allowance for doubtful accounts amounted to RMB838 and RMB878, respectively. The Company determined that the collection of certain customers’ receivable are not probable due to financial difficulties experienced by related customers and full reserves were provided. During the year ended March 31, 2020, the Company reversed the allowance of doubtful accounts of RMB1,511 since the settlement was received from a customer.